Accumulated Other Comprehensive Income (Before Tax and Net of Tax Changes in Each Component of Accumulated OCI) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Tax (expense) or benefit	¥ 20,182	¥ (339,505)	¥ (20,795)
Total	473,474	1,462,277	598,005
Other comprehensive income attributable to Mitsubishi UFJ Financial Group	323,565	1,366,571	587,504
Net unrealized gains (losses) on investment securities:
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other comprehensive income (loss) before reclassifications, Before tax	(186,230)	(72,820)	(597,997)
Other comprehensive income (loss) before reclassifications, Tax (expense) or benefit	98,037	11,993	158,978
Other comprehensive income (loss) before reclassifications, Net of tax	(88,193)	(60,827)	(439,019)
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests, Before tax	166,982	150,646	337,317
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests, Tax (expense) or benefit	(51,853)	(45,320)	(99,410)
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests, Net of tax	115,129	105,326	237,907
Net change, Before tax	(19,248)	77,826	(260,680)
Tax (expense) or benefit	46,184	(33,327)	59,568
Total	26,936	44,499	(201,112)
Net unrealized gains (losses) on investment securities attributable to noncontrolling interests
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	83,726	(13,161)	6,719
Net unrealized gains (losses) on investment securities attributable to Mitsubishi UFJ Financial Group
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	(56,790)	57,660	(207,831)
Net debt valuation adjustments:
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other comprehensive income (loss) before reclassifications, Before tax	14,664	(65,133)	25,220
Other comprehensive income (loss) before reclassifications, Tax (expense) or benefit	(4,470)	19,944	(7,722)
Other comprehensive income (loss) before reclassifications, Net of tax	10,194	(45,189)	17,498
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests, Before tax	1,538	776	444
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests, Tax (expense) or benefit	(471)	(237)	(136)
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests, Net of tax	1,067	539	308
Net change, Before tax	16,202	(64,357)	25,664
Tax (expense) or benefit	(4,941)	19,707	(7,858)
Total	11,261	(44,650)	17,806
Net debt valuation adjustments attributable to Mitsubishi UFJ Financial Group
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	11,261	(44,650)	17,806
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other comprehensive income (loss) before reclassifications, Before tax	(5,668)	7,441	(38,811)
Other comprehensive income (loss) before reclassifications, Tax (expense) or benefit	1,153	(1,515)	10,716
Other comprehensive income (loss) before reclassifications, Net of tax	(4,515)	5,926	(28,095)
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests, Before tax	3,585	(8,197)	30,966
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests, Tax (expense) or benefit	(717)	1,635	(8,448)
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests, Net of tax	2,868	(6,562)	22,518
Net change, Before tax	(2,083)	(756)	(7,845)
Tax (expense) or benefit	436	120	2,268
Total	(1,647)	(636)	(5,577)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges attributable to noncontrolling interests
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	(385)	(148)	149
Net unrealized losses on derivatives qualifying for cash flow hedges attributable to Mitsubishi UFJ Financial Group
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	(1,262)	(488)	(5,726)
Defined benefit plans:
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other comprehensive income (loss) before reclassifications, Before tax	134,302	566,093	(128,786)
Other comprehensive income (loss) before reclassifications, Tax (expense) or benefit	(42,213)	(174,339)	37,616
Other comprehensive income (loss) before reclassifications, Net of tax	92,089	391,754	(91,170)
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests, Before tax	(30,034)	(13,047)	98,438
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests, Tax (expense) or benefit	9,261	4,148	(27,315)
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests, Net of tax	(20,773)	(8,899)	71,123
Net change, Before tax	104,268	553,046	(30,348)
Tax (expense) or benefit	(32,952)	(170,191)	10,301
Total	71,316	382,855	(20,047)
Defined benefit plans attributable to noncontrolling interests
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	(578)	1,813	549
Defined benefit plans attributable to Mitsubishi UFJ Financial Group
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	71,894	381,042	(20,596)
Foreign currency translation adjustments:
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other comprehensive income (loss) before reclassifications, Before tax	380,634	1,252,155	916,433
Other comprehensive income (loss) before reclassifications, Tax (expense) or benefit	3,255	(160,753)	(92,554)
Other comprehensive income (loss) before reclassifications, Net of tax	383,889	1,091,402	823,879
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests, Before tax	(26,481)	(16,132)	(24,424)
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests, Tax (expense) or benefit	8,200	4,939	7,480
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests, Net of tax	(18,281)	(11,193)	(16,944)
Net change, Before tax	354,153	1,236,023	892,009
Tax (expense) or benefit	11,455	(155,814)	(85,074)
Total	365,608	1,080,209	806,935
Foreign currency translation adjustments attributable to noncontrolling interests
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	67,146	107,202	3,084
Foreign currency translation adjustments attributable to Mitsubishi UFJ Financial Group
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	¥ 298,462	¥ 973,007	¥ 803,851